Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
Schedule of fair value on a recurring basis
	Level	Fair Value
Money Market Funds	1	$143,849,142

	Level	Fair Value
Money Market Funds	1	$143,849,142

Schedule of fair value of held-to-maturity securities
	Held-To-Maturity	Level	Amortized Cost	Gross Holding Gain	Fair Value
December 31, 2020	U.S. Treasury Securities (Mature on 1/12/2021)	1	$143,815,471	$2,091	$143,817,562

Schedule of fair value of the derivative warrant liabilities
Description	Level	Fair Value
Derivative Warrant Liabilities – Public Warrants	1	$309,063
Derivative Warrant Liabilities – Private Placement Warrants	2	188,228
		$497,291
Description	Level	Fair Value
Derivative Warrant Liabilities – Public Warrants	2	$2,923,156
Derivative Warrant Liabilities – Private Placement Warrants	3	1,805,228
		$4,728,384

	Description	Level	Fair Value
Derivative	Warrant Liabilities – Public Warrants	1	$2,923,156
Derivative	Warrant Liabilities – Private Placement Warrants	3	1,805,228
			$4,728,384
	Description	Level	Fair Value
Derivative	Warrant Liabilities – Public Warrants	1	$7,546,875
Derivative	Warrant Liabilities – Private Placement Warrants	3	4,639,385
			$12,186,260

Schedule of black scholes model for the private warrants
Input	December 31, 2021
Expected time until initial business combination	0.40
Expected volatility	6.6%
Risk-free interest rate	1.30%
Exercise price	$11.50
Fair value of the ordinary share price	$10.21

Input	Initial Measurement
Expected term (years)	0.40
Expected volatility	6.6%
Risk-free interest rate	1.30%
Exercise price	$11.50
Fair value of the ordinary share price	$10.21
Input	December 31, 2020
Expected term (years)	0.52
Expected volatility	15.0%
Risk-free interest rate	0.34%
Exercise price	$11.50
Fair value of the ordinary share price	$10.00

Schedule of change in the fair value of the derivative warrant liabilities
Private Placement Warrants
Fair value as of January 1, 2021	$4,639,385
Change in fair value of derivative warrant liabilities	(1,407,161)
Fair value as of March 31, 2021	3,232,224
Change in fair value of derivative warrant liabilities	1,059,651
Fair value as of June 30, 2021	$4,291,875
Change in fair value of derivative warrant liabilities	(2,513,875)
Fair value as of September 30, 2021	$1,778,000
Private Placement Warrants
Fair value as of January 1, 2022	$1,805,228
Change in fair value of derivative warrant liabilities	(1,179,500)
Fair value as of March 31, 2022	625,728
Change in fair value of derivative warrant liabilities	(441,875)
Fair value as of June 30, 2022	$183,853
Transfer to level 2	(183,853)
Fair value as of September 30, 2022	$—

	Public Warrants	Private Warrants	Total Warrants
Derivative warrant liabilities at January 1, 2020	$—	$—	$—
July 17, 2020 Issuance of Public and Private Warrants, Level 3 inputs	2,687,500	1,738,885	4,426,385
July 21, 2020 Issuance of Public and Private Warrants, Level 3 inputs	403,125	163,021	566,146
Change in fair value of derivative warrant liabilities	—	(129,595)	(129,595)
Transfer of Public Warrants to Level 1	(3,090,625)	—	(3,090,625)
Change in fair value of Private Warrants	—	2,867,074	2,867,074
Derivative warrant liabilities – Level 3, at December 31, 2020	$—	$4,639,385	$4,639,385
Change in fair value of Private Warrants		(2,834,157)	(2,834,157)
Derivative warrant liabilities – Level 3, at December 31, 2021	$—	$1,805,228	$1,805,228